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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2002


Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ]  is a restatement.
                                     [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      F.W. Thompson Co., Ltd.
Address:   One St. Clair Avenue West
           Toronto, Canada  M4V 1K6


Form 13F File Number: 28-04275

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jill Thompson
Title: Treasurer
Phone: (416) 515-9500

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
Signature, Place, and Date of Signing:
/s/ Jill Thompson                Toronto, Ontario              January 27 , 2003
-----------------                ----------------              -----------------
   [Signature]                    [City, State]                    [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE

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
Report Summary:
Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          26

Form 13F Information Table Value Total:     $47,920
                                          (thousands)
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List of Other Included Managers:

Sterling Management (1985) Limited

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            FORM 13F INFORMATION TABLE FW THOMPSON CO LTD (12/31/02)

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
COLUMN 1                         COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
                                                                                                                  VOTING AUTHORITY
                                                                     SHRS OR
                                                            VALUE     PRN    SH/   PUT/  INVESTMENT   OTHER
NAME OF ISSUER                TITLE OF CLASS      CUSIP    (X1000)   AMOUNT  PRN   CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
--------------                --------------      -----    -------   ------  ---   ----  ----------  --------    ----   ------  ----
ADC TELECOMMUNICATIONS        COM               000886101      42    20,000   SH               SOLE    N/A      20,000
ALUMINUM CORP CHINA LTD       SPON ADR          022276109     860    60,000   SH               SOLE    N/A      60,000
BANK OF BERMUDA LTD           SHS               G07644100   1,145    35,905   SH               SOLE    N/A               35,905
CABLE &WIRELESS PUB LTD CO    SPONSORED ADR     126830207     135    25,000   SH               SOLE    N/A      25,000
CELLTECH GROUP PLC            SPONSORED ADR     151158102       1        17   SH               SOLE    N/A          17
CHINA MOBILE HONG KONG LTD    SPONSORED ADR     16941M109   1,087    90,000   SH               SOLE    N/A               90,000
CHINA EASTN AIRLS LTD         SPON ADR CL H     16937R104     646    50,000   SH               SOLE    N/A      50,000
CHINA SOUTHN AIRLS LTD        SPON. ADR CL H    169409109   2,243   160,000   SH               SOLE    N/A     160,000
DECODE GENETICS INC           COM               243586104     151    81,500   SH               SOLE    N/A      81,500
FIAT SPA                      SPON ADR ORD NEW  315621888   1,511   190,000   SH               SOLE    N/A     190,000
GOLD FIELDS INC               COM               38059T106   1,256    90,000   SH               SOLE    N/A      90,000
GUANGSHEN RY LTD              SPONSORED ADR     40065W107     548    63,000   SH               SOLE    N/A      63,000
HOME DEPOT INC.               COM               437076102     877    36,500   SH               SOLE    N/A      36,500
JP MORGAN CHASE & CO          COM               46625H100     237    10,000   SH               SOLE    N/A      10,000
KNIGHT TRADING GROUP INC.     COM               499063105     407    85,000   SH               SOLE    N/A      85,000
MERCK & CO INC.               COM               589331107   5,095    90,000   SH               SOLE    N/A      90,000
MERRILL LYNCH & CO INC        COM               590188108   2,675    70,500   SH               SOLE    N/A      20,500   50,000
NEWMONT MINING CORP           COM               651639106   9,507   327,500   SH               SOLE    N/A     327,500
PARAMETRIC TECHNOLOGY CORP    COM               699173100     905   359,000   SH               SOLE    N/A     259,000  100,000
PENN VA RESOURCES PARTNERS L  COM               707884102   1,146    55,600   SH               SOLE    N/A       8,300   47,300
PFIZER INC                    COM               717081103   9,691   317,000   SH               SOLE    N/A     217,000  100,000
PICO HLDGS INC                COM NEW           693366205   2,994   226,138   SH               SOLE    N/A     226,138
SAPIENT CORP                  COM               803062108     139    68,000   SH               SOLE    N/A      68,000
SCHERING PLOUGH CORP          COM               806605101   1,110    50,000   SH               SOLE    N/A      50,000
US BANCORP DEL                COM NEW           902973304   1,734    81,700   SH               SOLE    N/A       35000   46,700
WILLIAMS ENERGY PARTNERS LP   COM UNIT RPLP     969491109   1,778    54,800   SH               SOLE    N/A       3,300   51,500

                                                           47,920
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